Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of quarterly results of operations
Sales of metals	$ 204,525	$ 205,929	$ 230,593	$ 254,406	$ 204,564	$ 246,911	$ 343,575	$ 231,090	$ 199,624	$ 376,322	$ 458,970	$ 895,492	$ 1,021,200	$ 515,457
Income (Loss) from continuing operations		37,550	(15,821)	22,973	3,975	11,364	31,060	38,611	12,464			48,677	93,499	(83,184)
Net income	(35,040)	37,550	(15,821)	22,973	3,975	11,364	31,060	38,611	12,464	(22,770)	26,948	48,677	93,499	(91,308)
Depreciation, depletion, and amortization	57,653	52,397	52,844	61,024	52,592	58,166	58,652	57,641	50,041	108,089	113,616	218,857	224,500	141,619
Production costs applicable to sales	142,924	107,413	124,967	131,823	92,554	109,127	141,253	77,102	92,474	231,708	224,377	456,757	419,956	257,636
Exploration expenses	6,774	6,441	6,957	6,305	6,567	7,517	4,772	4,077	2,762	13,615	12,872	26,270	19,128	14,249
Other operating expenses		5,883	11,836	13,680	8,664	10,577	11,507	12,931	15,805
Cash provided by operating activities	63,338	61,694	79,735	113,203	17,002	87,411	181,911	111,065	35,786	76,272	130,204	271,634	416,173	165,563
Capital expenditures	$ 27,201	$ 21,784	$ 29,972	$ 32,238	$ 31,647	$ 40,207	$ 38,099	$ 25,764	$ 15,918	$ 40,028	$ 63,885	$ 115,641	$ 119,988	$ 155,994
Basic net income (loss) per share:
Income (loss) from continuing operations		$ 0.42	$ (0.18)	$ 0.26	$ 0.04	$ 0.13	$ 0.35	$ 0.43	$ 0.14			$ 0.54	$ 1.05	$ (0.95)
Net income (loss)	$ (0.35)	$ 0.42	$ (0.18)	$ 0.26	$ 0.04	$ 0.13	$ 0.35	$ 0.43	$ 0.14	$ (0.24)	$ 0.30	$ 0.54	$ 1.05	$ (1.05)
Diluted net income (loss) per share:
Income (loss) from continuing operations	$ 0.26	$ 0.42	$ (0.18)	$ 0.26	$ 0.04	$ 0.13	$ 0.35	$ 0.43	$ 0.14			$ 0.54	$ 1.04	$ (0.95)
Net income (loss)	$ (0.35)	$ 0.42	$ (0.18)	$ 0.26	$ 0.04	$ 0.13	$ 0.35	$ 0.43	$ 0.14	$ (0.24)	$ 0.30	$ 0.54	$ 1.04	$ (1.05)